GENERAL (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended			129 Months Ended
	Nov. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
GENERAL [Abstract]
Number of securities registered	$ 1,295,545
Deficit accumulated during the development stage		(13,889,930)		(12,517,519)	(10,153,180)		(13,889,930)
Cumulative operating cash flow		(1,123,975)	(877,833)	(1,916,113)	(1,367,837)	(1,162,730)	(10,400,810)
Proceeds from issuance of common stock					4,000,000
Proceeds from issuance of Common Stock, net of issuance expenses			$ 934,829	$ 2,401,214	$ 2,357,032	$ 378,000	$ 10,406,380
Stock split conversion ratio					2.1363